United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2021

Date of reporting period: March 31, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 97.11%
Communication Services - 23.22%
Diversified Telecommunication Services - 1.12%
Iridium Communications, Inc.A	317,455	$13,095,019

Entertainment - 12.64%
HUYA, Inc., ADRA B	231,201	4,503,796
Nintendo Co. Ltd., ADR	225,690	15,978,852
Roku, Inc.A	217,381	70,816,208
Sea Ltd., ADRA	98,295	21,942,393
Spotify Technology S.A.A	126,778	33,970,165

		147,211,414

Interactive Media & Services - 9.46%
Baidu, Inc., Sponsored ADRA	179,179	38,980,391
Tencent Holdings Ltd., ADRB	166,935	13,321,413
Twitter, Inc.A	230,407	14,660,797
Zillow Group, Inc., Class CA	333,776	43,270,721

		110,233,322

Total Communication Services		270,539,755

Consumer Discretionary - 12.30%
Automobiles - 11.81%
Tesla, Inc.A	206,073	137,642,339

Hotels, Restaurants & Leisure - 0.49%
DraftKings, Inc., Class AA B	93,000	5,703,690

Total Consumer Discretionary		143,346,029

Financials - 2.69%
Capital Markets - 1.28%
Intercontinental Exchange, Inc.	133,543	14,914,082

Consumer Finance - 1.41%
LendingClub Corp.A	183,369	3,029,256
LendingTree, Inc.A B	63,171	13,455,423

		16,484,679

Total Financials		31,398,761

Health Care - 27.13%
Biotechnology - 16.17%
CRISPR Therapeutics AGA B	251,036	30,588,737
Editas Medicine, Inc.A B	354,624	14,894,208
Exact Sciences Corp.A	233,989	30,835,070
Intellia Therapeutics, Inc.A	158,149	12,692,248
Invitae Corp.A B	906,925	34,653,604
Iovance Biotherapeutics, Inc.A	466,145	14,758,151
Organovo Holdings, Inc.A B	3,528	34,010
Regeneron Pharmaceuticals, Inc.A	25,738	12,177,677
Seres Therapeutics, Inc.A	364,443	7,503,881
Syros Pharmaceuticals, Inc.A	186,593	1,395,716
Twist Bioscience Corp.A	139,968	17,336,437
Veracyte, Inc.A	215,076	11,560,335

		188,430,074

Health Care Equipment & Supplies - 0.32%
Cerus Corp.A	616,222	3,703,494

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.11% (continued)
Health Care - 27.13% (continued)
Health Care Technology - 5.91%
Teladoc Health, Inc.A	378,944	$68,873,072

Life Sciences Tools & Services - 3.59%
10X Genomics, Inc., Class AA	100,683	18,223,623
Compugen Ltd.A B	219,844	1,888,460
NanoString Technologies, Inc.A	121,433	7,979,362
Pacific Biosciences of California, Inc.A	413,947	13,788,575

		41,880,020

Pharmaceuticals - 1.14%
Novartis AG, Sponsored ADR	155,467	13,289,319

Total Health Care		316,175,979

Industrials - 2.40%
Machinery - 2.40%
PACCAR, Inc.	138,100	12,832,252
Proto Labs, Inc.A	123,890	15,083,608

		27,915,860

Total Industrials		27,915,860

Information Technology - 27.92%
IT Services - 12.75%
PayPal Holdings, Inc.A	29,559	7,178,108
Shopify, Inc., Class AA	31,952	35,354,888
Square, Inc., Class AA	331,710	75,314,755
Twilio, Inc., Class AA	90,016	30,673,852

		148,521,603

Semiconductors & Semiconductor Equipment - 0.61%
Teradyne, Inc.	58,658	7,137,506

Software - 12.17%
2U, Inc.A B	474,369	18,135,127
DocuSign, Inc.A	106,151	21,490,270
Materialise N.V., ADRA	75,126	2,700,780
PagerDuty, Inc.A B	406,716	16,362,185
Palantir Technologies, Inc., Class AA	647,600	15,082,604
Synopsys, Inc.A	45,794	11,346,837
Unity Software, Inc.A	250,401	25,117,724
Zoom Video Communications, Inc., Class AA	98,335	31,594,052

		141,829,579

Technology Hardware, Storage & Peripherals - 2.39%
Pure Storage, Inc., Class AA	1,042,367	22,452,585
Stratasys Ltd.A	205,628	5,325,765

		27,778,350

Total Information Technology		325,267,038

Real Estate - 1.45%
Real Estate Management & Development - 1.45%
KE Holdings, Inc., ADRA	296,185	16,876,621

Total Common Stocks (Cost $847,404,132)		1,131,520,043

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.51% (Cost $29,230,676)
Investment Companies - 2.51%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	29,230,676	$29,230,676

SECURITIES LENDING COLLATERAL - 3.09% (Cost $36,027,875)
Investment Companies - 3.09%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	36,027,875	36,027,875

TOTAL INVESTMENTS - 102.71% (Cost $912,662,683)		1,196,778,594
LIABILITIES, NET OF OTHER ASSETS - (2.71%)		(31,597,896)

TOTAL NET ASSETS - 100.00%		$1,165,180,698

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2021.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,131,520,043	$—	$—	$1,131,520,043
Short-Term Investments	29,230,676	—	—	29,230,676
Securities Lending Collateral	36,027,875	—	—	36,027,875

Total Investments in Securities - Assets	$1,196,778,594	$—	$—	$1,196,778,594

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 94.04%
Communication Services - 12.48%
Diversified Telecommunication Services - 4.94%
AT&T, Inc.	294,300	$8,908,461

Entertainment - 7.54%
Lions Gate Entertainment Corp., Class AA	50,000	747,500
Lions Gate Entertainment Corp., Class BA	634,700	8,187,630
Walt Disney Co.A	25,250	4,659,130

		13,594,260

Total Communication Services		22,502,721

Consumer Discretionary - 15.10%
Automobiles - 4.84%
General Motors Co.	151,700	8,716,682

Hotels, Restaurants & Leisure - 2.13%
Starbucks Corp.	35,200	3,846,304

Specialty Retail - 4.02%
Urban Outfitters, Inc.A	195,100	7,255,769

Textiles, Apparel & Luxury Goods - 4.11%
Hanesbrands, Inc.	376,400	7,403,788

Total Consumer Discretionary		27,222,543

Consumer Staples - 8.13%
Beverages - 3.07%
Coca-Cola Co.	104,900	5,529,279

Food & Staples Retailing - 5.06%
Walgreens Boots Alliance, Inc.	166,300	9,129,870

Total Consumer Staples		14,659,149

Energy - 2.91%
Oil, Gas & Consumable Fuels - 2.91%
Devon Energy Corp.	240,230	5,249,025

Financials - 14.16%
Banks - 9.15%
Bank of America Corp.	214,800	8,310,612
Regions Financial Corp.	396,000	8,181,360

		16,491,972

Diversified Financial Services - 5.01%
Berkshire Hathaway, Inc., Class BA	35,320	9,023,200

Total Financials		25,515,172

Health Care - 6.14%
Pharmaceuticals - 6.14%
Merck & Co., Inc.	48,100	3,708,029
Pfizer, Inc.	197,300	7,148,179
Viatris, Inc.A	14,579	203,669

		11,059,877

Total Health Care		11,059,877

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.04% (continued)
Industrials - 10.17%
Air Freight & Logistics - 5.06%
FedEx Corp.	32,120	$9,123,365

Machinery - 5.11%
Westinghouse Air Brake Technologies Corp.	116,300	9,206,308

Total Industrials		18,329,673

Information Technology - 11.79%
Electronic Equipment, Instruments & Components - 2.01%
Corning, Inc.	83,500	3,633,085

Semiconductors & Semiconductor Equipment - 5.02%
Micron Technology, Inc.A	102,500	9,041,525

Software - 4.76%
FireEye, Inc.A	438,500	8,581,445

Total Information Technology		21,256,055

Materials - 13.16%
Chemicals - 9.08%
Axalta Coating Systems Ltd.A	297,300	8,794,134
DuPont de Nemours, Inc.	39,067	3,019,098
International Flavors & Fragrances, Inc.	32,541	4,543,049

		16,356,281

Containers & Packaging - 4.08%
Graphic Packaging Holding Co.	405,200	7,358,432

Total Materials		23,714,713

Total Common Stocks (Cost $132,782,885)		169,508,928

EXCHANGE-TRADED INSTRUMENTS - 4.02% (Cost $6,831,028)
Exchange-Traded Funds - 4.02%
SPDR S&P 500 ETF TrustB	18,300	7,252,839

SHORT-TERM INVESTMENTS - 2.29% (Cost $4,131,111)
Investment Companies - 2.29%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	4,131,111	4,131,111

TOTAL INVESTMENTS - 100.35% (Cost $143,745,024)		180,892,878
LIABILITIES, NET OF OTHER ASSETS - (0.35%)		(632,101)

TOTAL NET ASSETS - 100.00%		$180,260,777

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ETF - Exchange-Traded Fund.

S&P - Standard & Poor’s 500 Index.

SPDR - Standard & Poor’s Depositary Receipt.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$169,508,928	$—	$—	$169,508,928
Exchange-Traded Instruments	7,252,839	—	—	7,252,839
Short-Term Investments	4,131,111	—	—	4,131,111

Total Investments in Securities - Assets	$180,892,878	$—	$—	$180,892,878

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 88.28%
Communication Services - 13.56%
Entertainment - 13.56%
IMAX Corp.A	10,300	$207,030
Liberty Media Corp-Liberty Braves, Class CA B	36,100	1,004,302
Lions Gate Entertainment Corp., Class BA	78,500	1,012,650
Madison Square Garden Sports Corp.A	4,300	771,678

		2,995,660

Total Communication Services		2,995,660

Consumer Discretionary - 13.79%
Specialty Retail - 3.92%
Urban Outfitters, Inc.A	23,300	866,527

Textiles, Apparel & Luxury Goods - 9.87%
Carter’s, Inc.	12,500	1,111,625
Hanesbrands, Inc.	54,300	1,068,081

		2,179,706

Total Consumer Discretionary		3,046,233

Consumer Staples - 3.01%
Food Products - 3.01%
Ingredion, Inc.	7,400	665,408

Energy - 2.78%
Oil, Gas & Consumable Fuels - 2.78%
Devon Energy Corp.	28,084	613,635

Financials - 8.68%
Banks - 8.68%
Cadence BanCorp	48,400	1,003,332
Regions Financial Corp.	44,300	915,238

		1,918,570

Total Financials		1,918,570

Health Care - 10.31%
Health Care Equipment & Supplies - 7.38%
Ortho Clinical Diagnostics Holdings PLCA	34,300	661,818
Varex Imaging Corp.A	47,300	969,177

		1,630,995

Health Care Technology - 2.93%
Allscripts Healthcare Solutions, Inc.A	43,100	647,147

Total Health Care		2,278,142

Industrials - 6.94%
Aerospace & Defense - 1.85%
BWX Technologies, Inc.	6,200	408,828

Machinery - 5.09%
Westinghouse Air Brake Technologies Corp.	14,200	1,124,072

Total Industrials		1,532,900

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.28% (continued)
Information Technology - 12.41%
Communications Equipment - 1.59%
Ciena Corp.A	6,400	$350,208

Electronic Equipment, Instruments & Components - 1.84%
FLIR Systems, Inc.	7,200	406,584

IT Services - 3.94%
GreenSky, Inc., Class AA	59,900	370,781
Perspecta, Inc.	17,200	499,660

		870,441

Semiconductors & Semiconductor Equipment - 0.20%
Entegris, Inc.	400	44,720

Software - 4.84%
FireEye, Inc.A	54,630	1,069,109

Total Information Technology		2,741,062

Materials - 16.80%
Chemicals - 9.67%
Axalta Coating Systems Ltd.A	38,400	1,135,872
PQ Group Holdings, Inc.	59,837	999,278

		2,135,150

Containers & Packaging - 5.08%
Graphic Packaging Holding Co.	61,800	1,122,288

Metals & Mining - 2.05%
Compass Minerals International, Inc.	7,230	453,466

Total Materials		3,710,904

Total Common Stocks (Cost $18,035,751)		19,502,514

EXCHANGE-TRADED INSTRUMENTS 8.43%
Exchange-Traded Funds - 8.43%
iShares Russell 2000 ETFC	3,900	861,666
SPDR S&P MidCap 400 ETF TrustC	2,100	999,705

Total Exchange-Traded Funds		1,861,371

Total Exchange-Traded Instruments (Cost $1,791,844)		1,861,371

SHORT-TERM INVESTMENTS - 3.20% (Cost $706,729)
Investment Companies - 3.20%
American Beacon U.S. Government Money Market Select Fund, 0.01%D E	706,729	706,729

SECURITIES LENDING COLLATERAL - 4.38% (Cost $968,074)
Investment Companies - 4.38%
American Beacon U.S. Government Money Market Select Fund, 0.01%D E	968,074	968,074

TOTAL INVESTMENTS - 104.29% (Cost $21,502,398)		23,038,688
LIABILITIES, NET OF OTHER ASSETS - (4.29%)		(946,921)

TOTAL NET ASSETS - 100.00%		$22,091,767

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

A	Non-income producing security.
B

Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2021.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ETF - Exchange-Traded Fund.

PLC - Public Limited Company.

S&P - Standard & Poor’s 500 Index.

SPDR - Standard & Poor’s Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$19,502,514	$—	$—	$19,502,514
Exchange-Traded Instruments	1,861,371	—	—	1,861,371
Short-Term Investments	706,729	—	—	706,729
Securities Lending Collateral	968,074	—	—	968,074

Total Investments in Securities - Assets	$23,038,688	$—	$—	$23,038,688

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 95.72%
CONVERTIBLE PREFERRED STOCKS 7.30%
Consumer Discretionary - 0.37%
Auto Components - 0.37%
Aptiv PLC, Series A, 5.500%, Due 06/15/2023	6,025	$951,950

Consumer Staples - 0.45%
Food Products - 0.45%
Bunge Ltd.A	10,197	1,174,505

Financials - 1.07%
Capital Markets - 1.07%
Cowen, Inc., Series AA B	1,985	2,780,075

Industrials - 0.28%
Machinery - 0.28%
Fortive Corp., Series A, 5.000%, Due 07/1/2021	744	735,927

Information Technology - 0.63%
Technology Hardware, Storage & Peripherals - 0.63%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A	1,113	1,620,083

Materials - 0.66%
Chemicals - 0.66%
International Flavors & Fragrances, Inc., 6.000%, Due 09/15/2021	5,948	291,690
Lyondellbasell Advanced Polymers, Inc.A	1,340	1,411,020

		1,702,710

Total Materials		1,702,710

Real Estate - 1.95%
Diversified Financial Services - 1.19%
AMG Capital Trust, 5.150%, Due 10/15/2037B	55,669	3,072,233

Equity Real Estate Investment Trusts (REITs) - 0.76%
New York Community Capital Trust, 6.000%, Due 11/1/2051	39,483	1,968,617

Total Real Estate		5,040,850

Utilities - 1.89%
Gas Utilities - 0.52%
South Jersey Industries, Inc., 8.750%, Due 04/1/2024	27,386	1,359,715

Independent Power & Renewable Electricity Producers - 1.37%
AES Corp., 6.875%, Due 02/15/2024	34,283	3,541,434

Total Utilities		4,901,149

Total Convertible Preferred Stocks (Cost $16,957,570)		18,907,249

	Principal Amount
CONVERTIBLE OBLIGATIONS 76.17%
Communications - 9.93%
Internet - 8.06%
Boingo Wireless, Inc., 1.000%, Due 10/1/2023B	$1,677,000	1,643,460
Eventbrite, Inc., 0.750%, Due 9/15/2026B C	220,000	227,150
fuboTV, Inc., 3.250%, Due 2/15/2026B C	2,565,000	2,197,884
Groupon, Inc., 1.125%, Due 3/15/2026C	1,469,000	1,469,918
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051C D	1,836,000	1,829,377
Magnite, Inc., 0.250%, Due 3/15/2026C	735,000	705,612

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 76.17% (continued)
Communications - 9.93% (continued)
Internet - 8.06% (continued)
Match Group Financeco, Inc., 2.000%, Due 1/15/2030B C	$1,131,000	$2,018,835
Palo Alto Networks, Inc., 0.750%, Due 7/1/2023B	2,166,000	2,863,452
Perficient, Inc., 1.250%, Due 8/1/2025B C	1,495,000	1,927,439
Q2 Holdings, Inc., 0.750%, Due 6/1/2026B	1,338,000	1,743,548
RealReal, Inc., 1.000%, Due 3/1/2028B C	368,000	366,160
Spotify USA, Inc., Due 3/15/2026B C E	535,000	507,448
Zillow Group, Inc., 2.750%, Due 5/15/2025B	1,625,000	3,371,875

		20,872,158

Media - 0.29%
Cable One, Inc., 1.125%, Due 3/15/2028C	736,000	741,520

Telecommunications - 1.58%
Infinera Corp., 2.125%, Due 9/1/2024B	1,522,000	1,807,643
Liberty Interactive LLC, 3.500%, Due 1/15/2031D	485,000	482,575
Vonage Holdings Corp., 1.750%, Due 6/1/2024B	1,733,000	1,817,310

		4,107,528

Total Communications		25,721,206

Consumer, Cyclical - 10.51%
Airlines - 0.68%
Southwest Airlines Co., 1.250%, Due 5/1/2025B	1,035,000	1,776,966

Auto Manufacturers - 0.43%
Ford Motor Co., Due 3/15/2026B C E	1,103,000	1,114,030

Auto Parts & Equipment - 0.34%
Meritor, Inc., 3.250%, Due 10/15/2037B D	754,000	883,594

Entertainment - 1.42%
Cinemark Holdings, Inc., 4.500%, Due 8/15/2025B C	1,440,000	2,399,400
DraftKings, Inc., Due 3/15/2028B C E	1,287,000	1,273,486

		3,672,886

Home Builders - 0.93%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025B	1,737,000	2,405,745

Leisure Time - 3.51%
Callaway Golf Co., 2.750%, Due 5/1/2026B C	1,322,000	2,262,273
NCL Corp. Ltd., 6.000%, Due 5/15/2024B C	1,636,000	3,627,830
Royal Caribbean Cruises Ltd.,
4.250%, Due 6/15/2023B C	1,683,000	2,365,456
2.875%, Due 11/15/2023C	650,000	844,350

		9,099,909

Lodging - 0.83%
Marcus Corp., 5.000%, Due 9/15/2025B C	1,075,000	2,145,402

Retail - 2.37%
Bloomin’ Brands, Inc., 5.000%, Due 5/1/2025B C	1,386,000	3,345,457
Burlington Stores, Inc., 2.250%, Due 4/15/2025B C	1,310,000	1,967,456
National Vision Holdings, Inc., 2.500%, Due 5/15/2025B C	522,000	817,583

		6,130,496

Total Consumer, Cyclical		27,229,028

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 76.17% (continued)
Consumer, Non-Cyclical - 17.18%
Biotechnology - 8.39%
Apellis Pharmaceuticals, Inc., 3.500%, Due 9/15/2026B	$1,051,000	$1,475,503
Avid SPV LLC, 1.250%, Due 3/15/2026B C	734,000	779,001
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029B C	1,494,000	1,419,149
Exact Sciences Corp., 0.375%, Due 3/15/2027B	1,971,000	2,695,342
Gossamer Bio, Inc., 5.000%, Due 6/1/2027B	1,026,000	910,575
Halozyme Therapeutics, Inc.,
1.250%, Due 12/1/2024	1,429,000	2,616,856
0.250%, Due 3/1/2027C	764,000	695,718
Innoviva, Inc., 2.125%, Due 1/15/2023B	993,000	993,621
Insmed, Inc., 1.750%, Due 1/15/2025B	1,113,000	1,238,880
Ionis Pharmaceuticals, Inc., 0.125%, Due 12/15/2024B	1,488,000	1,420,562
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023B	2,545,000	2,634,189
NeoGenomics, Inc., 0.250%, Due 1/15/2028B	1,008,000	1,014,168
Radius Health, Inc., 3.000%, Due 9/1/2024B	1,686,000	1,565,873
Theravance Biopharma, Inc., 3.250%, Due 11/1/2023B	1,174,000	1,188,675
Travere Therapeutics, Inc., 2.500%, Due 9/15/2025B	1,069,000	1,094,389

		21,742,501

Commercial Services - 2.28%
2U, Inc., 2.250%, Due 5/1/2025B C	499,000	782,432
FTI Consulting, Inc., 2.000%, Due 8/15/2023B	1,695,000	2,471,310
Sabre GLBL, Inc., 4.000%, Due 4/15/2025B C	697,000	1,447,669
Stride, Inc., 1.125%, Due 9/1/2027B C	1,322,000	1,214,654

		5,916,065

Food - 1.25%
Beyond Meat, Inc., Due 3/15/2027B C E	736,000	703,340
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024B	2,497,000	2,536,599

		3,239,939

Health Care - Products - 1.83%
LivaNova USA, Inc., 3.000%, Due 12/15/2025B C	650,000	906,750
NanoString Technologies, Inc., 2.625%, Due 3/1/2025	1,078,000	1,742,188
SmileDirectClub, Inc., Due 2/1/2026B C E	1,320,000	1,155,825
Varex Imaging Corp., 4.000%, Due 6/1/2025B C	756,000	929,408

		4,734,171

Health Care - Services - 0.28%
Oak Street Health, Inc., Due 3/15/2026B C E	734,000	733,811

Pharmaceuticals - 3.15%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026B C	1,366,000	1,446,088
Flexion Therapeutics, Inc., 3.375%, Due 5/1/2024B	2,755,000	2,495,745
Jazz Investments Ltd.,
1.500%, Due 8/15/2024B	1,703,000	1,840,304
2.000%, Due 6/15/2026C	1,285,000	1,649,619
Zogenix, Inc., 2.750%, Due 10/1/2027B C	650,000	712,969

		8,144,725

Total Consumer, Non-Cyclical		44,511,212

Energy - 3.94%
Energy - Alternate Sources - 1.71%
Enphase Energy, Inc.,
0.250%, Due 3/1/2025B C	946,000	2,024,440
Due 3/1/2028C E	1,145,000	1,056,235

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 76.17% (continued)
Energy - 3.94% (continued)
Energy - Alternate Sources - 1.71% (continued)
SunPower Corp., 4.000%, Due 1/15/2023B	$862,000	$1,356,034

		4,436,709

Oil & Gas - 1.35%
Centennial Resource Production LLC, 3.250%, Due 4/1/2028B	1,370,000	1,310,131
Helix Energy Solutions Group, Inc.,
4.125%, Due 9/15/2023B	662,000	633,264
6.750%, Due 2/15/2026	1,338,000	1,540,305

		3,483,700

Pipelines - 0.88%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045B D	2,795,000	2,283,454

Total Energy		10,203,863

Financial - 16.22%
Diversified Financial Services - 1.64%
i3 Verticals LLC, 1.000%, Due 2/15/2025B C	1,002,000	1,028,303
PRA Group, Inc., 3.500%, Due 6/1/2023B	1,973,000	2,112,343
WisdomTree Investments, Inc., 4.250%, Due 6/15/2023B C	898,000	1,108,491

		4,249,137

Insurance - 1.47%
MGIC Investment Corp., 9.000%, Due 4/1/2063B C	2,831,000	3,800,618

Investment Companies - 0.28%
New Mountain Finance Corp., 5.750%, Due 8/15/2023D	690,000	720,222

Real Estate - 0.14%
Redfin Corp., 0.500%, Due 4/1/2027C	367,000	373,881

REITS - 12.69%
Apollo Commercial Real Estate Finance, Inc.,
4.750%, Due 8/23/2022	1,032,000	1,033,342
5.375%, Due 10/15/2023B	2,811,000	2,754,780
Arbor Realty Trust, Inc., 4.750%, Due 11/1/2022	2,395,000	2,493,794
Blackstone Mortgage Trust, Inc., 4.750%, Due 3/15/2023	1,788,000	1,830,554
GEO Corrections Holdings, Inc., 6.500%, Due 2/23/2026B C	2,019,000	2,108,300
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022C	3,303,000	3,143,455
6.375%, Due 10/1/2023B	1,320,000	1,254,000
iStar, Inc., 3.125%, Due 9/15/2022B	1,149,000	1,513,807
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023B	1,853,000	1,899,325
MFA Financial, Inc., 6.250%, Due 6/15/2024	3,053,000	3,022,470
New York Mortgage Trust, Inc., 6.250%, Due 1/15/2022	1,321,000	1,341,641
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026B	882,000	1,031,940
PennyMac Corp.,
5.500%, Due 11/1/2024	2,681,000	2,699,432
5.500%, Due 3/15/2026C	368,000	375,360
Redwood Trust, Inc., 4.750%, Due 8/15/2023	2,724,000	2,717,190
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026B	661,000	728,339
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1,350,000	1,469,880
Western Asset Mortgage Capital Corp., 6.750%, Due 10/1/2022D	1,583,000	1,455,371

		32,872,980

Total Financial		42,016,838

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 76.17% (continued)
Industrial - 6.77%
Aerospace/Defense - 0.30%
Kaman Corp., 3.250%, Due 5/1/2024B	$719,000	$779,396

Electronics - 3.11%
GoPro, Inc., 1.250%, Due 11/15/2025B C	944,000	1,362,947
II-VI, Inc., 0.250%, Due 9/1/2022B	1,536,000	2,343,360
Knowles Corp., 3.250%, Due 11/1/2021B	811,000	948,383
OSI Systems, Inc., 1.250%, Due 9/1/2022B	2,150,000	2,317,969
Vishay Intertechnology, Inc., 2.250%, Due 6/15/2025B	1,004,000	1,091,850

		8,064,509

Engineering & Construction - 1.02%
Granite Construction, Inc., 2.750%, Due 11/1/2024B	1,897,000	2,634,282

Machinery - Construction & Mining - 0.28%
Bloom Energy Corp., 2.500%, Due 8/15/2025B C	391,000	716,167

Machinery - Diversified - 0.78%
Middleby Corp., 1.000%, Due 9/1/2025B C	1,438,000	2,026,681

Transportation - 1.28%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024B	1,677,000	1,874,047
SEACOR Holdings, Inc., 3.250%, Due 5/15/2030B D	1,511,000	1,443,912

		3,317,959

Total Industrial		17,538,994

Technology - 10.77%
Computers - 1.74%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026	1,756,000	2,042,404
Mitek Systems, Inc., 0.750%, Due 2/1/2026B C	1,121,000	1,117,497
Vocera Communications, Inc., 0.500%, Due 9/15/2026B C	1,469,000	1,345,053

		4,504,954

Semiconductors - 0.68%
Cree, Inc., 0.875%, Due 9/1/2023B	557,000	1,026,997
MACOM Technology Solutions Holdings, Inc., 0.250%, Due 3/15/2026C	735,000	743,077

		1,770,074

Software - 8.35%
8x8, Inc., 0.500%, Due 2/1/2024B	1,376,000	1,911,780
Avaya Holdings Corp., 2.250%, Due 6/15/2023B	1,320,000	1,628,880
Blackline, Inc., Due 3/15/2026B C E	734,000	712,439
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026B C	368,000	354,200
Envestnet, Inc., 1.750%, Due 6/1/2023B	1,231,000	1,512,899
Everbridge, Inc.,
0.125%, Due 12/15/2024B	1,124,000	1,429,588
Due 3/15/2026C E	367,000	357,825
Health Catalyst, Inc., 2.500%, Due 4/15/2025B C	343,000	581,385
J2 Global, Inc., 1.750%, Due 11/1/2026B C	2,644,000	3,098,437
MicroStrategy, Inc., Due 2/15/2027C E	1,489,000	1,243,315
New Relic, Inc., 0.500%, Due 5/1/2023B	2,113,000	2,060,175
Nuance Communications, Inc., 1.000%, Due 12/15/2035B D	821,000	1,515,812
Splunk, Inc., 1.125%, Due 6/15/2027B C	734,000	695,924
Tabula Rasa HealthCare, Inc., 1.750%, Due 2/15/2026B	1,888,000	1,906,880
Workiva, Inc., 1.125%, Due 8/15/2026B	1,995,000	2,630,581

		21,640,120

Total Technology		27,915,148

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 76.17% (continued)
Utilities - 0.85%
Electric - 0.85%
NRG Energy, Inc., 2.750%, Due 6/1/2048B D	$1,889,000	$2,200,369

Total Convertible Obligations (Cost $170,642,114)		197,336,658

FOREIGN CONVERTIBLE OBLIGATIONS 6.18%
Communications - 2.91%
Internet - 2.91%
21Vianet Group, Inc., Due 2/1/2026B C E	1,092,000	1,024,842
iQIYI, Inc., 2.000%, Due 4/1/2025B	2,727,000	2,517,021
JOYY, Inc., 1.375%, Due 6/15/2026B	1,387,000	1,635,793
MakeMyTrip Ltd., Due 2/15/2028B C E	168,000	182,280
Momo, Inc., 1.250%, Due 7/1/2025B	2,504,000	2,189,515

		7,549,451

Total Communications		7,549,451

Consumer, Cyclical - 1.47%
Airlines - 0.69%
Copa Holdings S.A., 4.500%, Due 4/15/2025B C	1,036,000	1,790,311

Auto Manufacturers - 0.35%
NIO, Inc., Due 2/1/2026B C E	1,076,000	915,999

Lodging - 0.43%
Huazhu Group Ltd., 3.000%, Due 5/1/2026B C	742,000	1,100,015

Total Consumer, Cyclical		3,806,325

Energy - 0.17%
Energy - Alternate Sources - 0.17%
Canadian Solar, Inc., 2.500%, Due 10/1/2025B C	293,000	442,078

Financial - 0.69%
Financial Services - 0.69%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023B	1,562,000	1,777,867

Industrial - 0.94%
Transportation - 0.94%
Golar LNG Ltd., 2.750%, Due 2/15/2022	1,318,000	1,272,141
SFL Corp. Ltd., 4.875%, Due 5/1/2023B	1,218,000	1,170,864

		2,443,005

Total Industrial		2,443,005

Total Foreign Convertible Obligations (Cost $15,177,754)		16,018,726

	Shares
EXCHANGE-TRADED INSTRUMENTS - 1.03% (Cost $2,532,873)
Exchange-Traded Funds - 1.03%
ProShares Short 20+ Year Treasury	146,449	2,653,656

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.04% (Cost $13,061,268)
Investment Companies - 5.04%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	13,061,268	$13,061,268

TOTAL SECURITIES HELD LONG (Cost $218,371,579)		247,977,557

SECURITIES SOLD SHORT - (36.68%)
COMMON STOCKS (36.68%)
Communication Services - (4.08%)
Diversified Telecommunication Services - (0.21%)
Vonage Holdings Corp.H	(46,652)	(551,427)

Entertainment - (1.60%)
Cinemark Holdings, Inc.	(87,264)	(1,781,058)
iQIYI, Inc., ADRH	(39,405)	(654,911)
Marcus Corp.	(80,983)	(1,618,850)
Spotify Technology S.A.H	(382)	(102,357)

		(4,157,176)

Interactive Media & Services - (2.15%)
Eventbrite, Inc., Class AH	(5,133)	(113,747)
JOYY, Inc., ADR	(8,863)	(830,729)
Match Group, Inc.H	(11,386)	(1,564,209)
TripAdvisor, Inc.H	(12,485)	(671,568)
Zillow Group, Inc., Class CH	(18,344)	(2,378,116)

		(5,558,369)

Media - (0.12%)
Cable One, Inc.	(168)	(307,165)

Total Communication Services		(10,574,137)

Consumer Discretionary - (6.50%)
Auto Components - (0.30%)
Aptiv PLC	(5,723)	(789,202)

Automobiles - (0.78%)
Ford Motor Co.H	(31,619)	(387,333)
NIO, Inc., ADRH	(4,304)	(167,770)
Winnebago Industries, Inc.	(19,037)	(1,460,328)

		(2,015,431)

Diversified Consumer Services - (0.15%)
Stride, Inc.H	(12,465)	(375,321)

Hotels, Restaurants & Leisure - (3.18%)
Bloomin’ Brands, Inc.	(91,267)	(2,468,772)
DraftKings, Inc., Class AH	(8,163)	(500,637)
Huazhu Group Ltd., ADRH	(13,700)	(752,130)
MakeMyTrip Ltd.H	(2,613)	(82,518)
Norwegian Cruise Line Holdings Ltd.H	(105,306)	(2,905,393)
Royal Caribbean Cruises Ltd.	(17,802)	(1,524,029)

		(8,233,479)

Household Durables - (0.34%)
GoPro, Inc., Class AH	(75,898)	(883,453)

Internet & Direct Marketing Retail - (0.39%)
Groupon, Inc.H	(11,825)	(597,695)
Magnite, Inc.H	(6,027)	(250,783)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (36.68%) (continued)
Internet & Direct Marketing Retail - (0.39%) (continued)
RealReal, Inc.H	(7,286)	$(164,882)

		(1,013,360)

Leisure Products - (0.56%)
Callaway Golf Co.	(54,632)	(1,461,406)

Specialty Retail - (0.80%)
Burlington Stores, Inc.H	(4,983)	(1,488,921)
National Vision Holdings, Inc.H	(13,363)	(585,700)

		(2,074,621)

Total Consumer Discretionary		(16,846,273)

Consumer Staples - (0.66%)
Food & Staples Retailing - (0.35%)
Chefs’ Warehouse, Inc.H	(29,679)	(904,022)

Food Products - (0.31%)
Beyond Meat, Inc.H	(1,914)	(249,050)
Bunge Ltd.	(6,866)	(544,268)

		(793,318)

Total Consumer Staples		(1,697,340)

Energy - (0.61%)
Energy Equipment & Services - (0.28%)
Helix Energy Solutions Group, Inc.H	(144,589)	(730,174)

Oil, Gas & Consumable Fuels - (0.33%)
Centennial Resource Development, Inc., Class AH	(128,506)	(539,725)
Cheniere Energy, Inc.H	(1,433)	(103,191)
SFL Corp. Ltd.	(25,753)	(206,539)

		(849,455)

Total Energy		(1,579,629)

Financials - (1.65%)
Capital Markets - (1.12%)
Affiliated Managers Group, Inc.	(4,081)	(608,191)
Cowen, Inc., Class A	(51,730)	(1,818,310)
WisdomTree Investments, Inc.	(75,791)	(473,694)

		(2,900,195)

Consumer Finance - (0.53%)
Encore Capital Group, Inc.H	(20,702)	(832,841)
PRA Group, Inc.H	(14,929)	(553,418)

		(1,386,259)

Total Financials		(4,286,454)

Health Care - (6.10%)
Biotechnology - (3.34%)
Apellis Pharmaceuticals, Inc.H	(20,045)	(860,131)
Avid Bioservices, Inc.H	(20,772)	(378,674)
Bridgebio Pharma, Inc.H	(8,292)	(510,787)
Coherus Biosciences, Inc.H	(46,085)	(673,302)
Exact Sciences Corp.H	(12,103)	(1,594,933)
Flexion Therapeutics, Inc.H	(23,417)	(209,582)
Gossamer Bio, Inc.H	(44,255)	(409,359)
Halozyme Therapeutics, Inc.H	(53,421)	(2,227,121)
Insmed, Inc.H	(13,742)	(468,053)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (36.68%) (continued)
Health Care - (6.10%) (continued)
Biotechnology - (3.34%) (continued)
Ionis Pharmaceuticals, Inc.H	(5,822)	$(261,757)
Ligand Pharmaceuticals, Inc.H	(3,394)	(517,415)
Radius Health, Inc.H	(8,768)	(182,900)
Travere Therapeutics, Inc.H	(13,983)	(349,156)

		(8,643,170)

Health Care Equipment & Supplies - (0.59%)
LivaNova PLCH	(7,995)	(589,471)
SmileDirectClub, Inc.H	(38,016)	(391,945)
Varex Imaging Corp.H	(26,158)	(535,978)

		(1,517,394)

Health Care Providers & Services - (0.09%)
Oak Street Health, Inc.H	(4,404)	(239,005)

Health Care Technology - (0.61%)
Health Catalyst, Inc.H	(8,918)	(417,095)
Tabula Rasa HealthCare, Inc.H	(14,877)	(685,086)
Vocera Communications, Inc.H	(12,193)	(468,942)

		(1,571,123)

Life Sciences Tools & Services - (0.62%)
NanoString Technologies, Inc.H	(16,919)	(1,111,747)
NeoGenomics, Inc.H	(10,550)	(508,827)

		(1,620,574)

Pharmaceuticals - (0.85%)
Innoviva, Inc.H	(13,580)	(162,281)
Jazz Pharmaceuticals PLCH	(8,641)	(1,420,321)
Theravance Biopharma, Inc.H	(12,411)	(253,309)
Zogenix, Inc.H	(18,720)	(365,414)

		(2,201,325)

Total Health Care		(15,792,591)

Industrials - (3.73%)
Aerospace & Defense - (0.11%)
Kaman Corp.	(5,513)	(282,762)

Air Freight & Logistics - (0.33%)
Air Transport Services Group, Inc.H	(28,912)	(845,965)

Airlines - (0.92%)
Copa Holdings S.A., Class A	(16,464)	(1,330,126)
Southwest Airlines Co.	(17,397)	(1,062,261)

		(2,392,387)

Construction & Engineering - (0.65%)
Granite Construction, Inc.	(41,885)	(1,685,871)

Electrical Equipment - (0.21%)
Bloom Energy Corp., Class AH	(20,645)	(558,447)

Machinery - (0.80%)
Fortive Corp.	(5,714)	(403,637)
Meritor, Inc.H	(9,651)	(283,933)
Middleby Corp.H	(8,340)	(1,382,355)

		(2,069,925)

Marine - (0.05%)
SEACOR Holdings, Inc.H	(2,946)	(120,050)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (36.68%) (continued)
Professional Services - (0.66%)
FTI Consulting, Inc.H	(12,183)	$(1,706,960)

Total Industrials		(9,662,367)

Information Technology - (10.54%)
Communications Equipment - (0.74%)
Infinera Corp.H	(68,598)	(660,599)
Lumentum Holdings, Inc.H	(8,801)	(803,971)
Motorola Solutions, Inc.	(2,396)	(450,568)

		(1,915,138)

Electronic Equipment, Instruments & Components - (1.33%)
II-VI, Inc.H	(25,678)	(1,755,605)
Knowles Corp.H	(28,547)	(597,203)
OSI Systems, Inc.H	(8,181)	(786,194)
Vishay Intertechnology, Inc.	(12,785)	(307,863)

		(3,446,865)

IT Services - (1.16%)
21Vianet Group, Inc., ADRH	(9,027)	(291,572)
I3 Verticals, Inc., Class AH	(13,903)	(432,731)
Perficient, Inc.H	(20,014)	(1,175,222)
Sabre Corp.	(75,121)	(1,112,542)

		(3,012,067)

Semiconductors & Semiconductor Equipment - (1.59%)
Canadian Solar, Inc.H	(6,381)	(316,689)
Cree, Inc.H	(6,890)	(745,016)
Enphase Energy, Inc.H	(11,823)	(1,917,218)
MACOM Technology Solutions Holdings, Inc.H	(4,469)	(259,291)
SunPower Corp.H	(25,929)	(867,325)

		(4,105,539)

Software - (5.38%)
2U, Inc.H	(13,199)	(504,598)
8x8, Inc.H	(39,628)	(1,285,532)
Avaya Holdings Corp.H	(30,887)	(865,763)
Blackline, Inc.H	(2,055)	(222,762)
Ceridian HCM Holding, Inc.H	(1,104)	(93,034)
Envestnet, Inc.H	(9,025)	(651,876)
Everbridge, Inc.H	(8,267)	(1,001,795)
fuboTV, Inc.H	(19,784)	(437,622)
J2 Global, Inc.H	(13,297)	(1,593,778)
MicroStrategy, Inc., Class AH	(521)	(353,655)
Mitek Systems, Inc.H	(30,325)	(442,139)
New Relic, Inc.H	(3,580)	(220,098)
Nuance Communications, Inc.H	(28,947)	(1,263,247)
Palo Alto Networks, Inc.H	(6,101)	(1,964,888)
Q2 Holdings, Inc.H	(11,507)	(1,153,001)
Splunk, Inc.H	(1,101)	(149,163)
Workiva, Inc.H	(19,557)	(1,726,101)

		(13,929,052)

Technology Hardware, Storage & Peripherals - (0.34%)
NCR Corp.H	(23,281)	(883,514)

Total Information Technology		(27,292,175)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (36.68%) (continued)
Materials - (0.08%)
Chemicals - (0.08%)
International Flavors & Fragrances, Inc.	(1,488)	$(207,740)

Real Estate - (1.22%)
Equity Real Estate Investment Trusts (REITs) - (1.17%)
GEO Group, Inc., REIT	(148,549)	(1,152,740)
iStar, Inc.	(56,466)	(1,003,966)
Pebblebrook Hotel Trust	(22,213)	(539,554)
Summit Hotel Properties, Inc.	(32,851)	(333,766)

		(3,030,026)

Real Estate Management & Development - (0.05%)
Redfin Corp.H	(2,129)	(141,770)

Total Real Estate		(3,171,796)

Utilities - (1.51%)
Electric Utilities - (0.29%)
NRG Energy, Inc.	(20,195)	(761,957)

Gas Utilities - (0.34%)
South Jersey Industries, Inc.	(39,231)	(885,836)

Independent Power & Renewable Electricity Producers - (0.88%)
AES Corp.	(84,541)	(2,266,544)

Total Utilities		(3,914,337)

TOTAL COMMON STOCKS (Proceeds $(76,349,308))		(95,024,839)

TOTAL SECURITIES SOLD SHORT (Proceeds $(76,349,308))		(95,024,839)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 95.72% (Cost $218,371,579)		247,977,557
TOTAL WRITTEN OPTIONS CONTRACTS - (0.09%) (Premiums Received $(538,429))		(227,141)
TOTAL SECURITIES SOLD SHORT - (36.68%) (Proceeds $(76,349,308))		(95,024,839)
OTHER ASSETS, NET OF LIABILITIES - 41.05%		106,334,917

NET ASSETS - 100.00%		$259,060,494

Percentages are stated as a percent of net assets.

A	A type of Preferred Stock that has no maturity date.
B	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $175,498,065 or 67.74% of net assets.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $83,560,054 or 32.26% of net assets. The Fund has no right to demand registration of these securities.

D	Callable security.
E	Zero coupon bond.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.
H	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

Written Options Contracts Open on March 31, 2021:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Bloomin’ Brands, Inc.	CCP	30.00	4/16/2021	USD	233	23,300	$(24,223)	$(5,126)	$19,097
Call - Cree, Inc.	CCP	97.50	4/16/2021	USD	19	1,900	(14,401)	(23,465)	(9,064)
Call - Everbridge, Inc.	CCP	140.00	4/16/2021	USD	20	2,000	(20,888)	(1,500)	19,388
Call - Exact Sciences Corp.	CCP	150.00	4/16/2021	USD	35	3,500	(51,028)	(2,625)	48,403
Call - fuboTV, Inc.	CCP	50.00	4/16/2021	USD	39	3,900	(49,839)	(390)	49,449
Call - II-VI, Inc.	CCP	85.00	4/16/2021	USD	65	6,500	(60,316)	(1,300)	59,016
Call - Infinera Corp.	CCP	9.00	4/16/2021	USD	308	30,800	(19,701)	(27,720)	(8,019)
Call - Insmed, Inc.	CCP	40.00	4/16/2021	USD	57	5,700	(18,694)	(855)	17,839
Call - Ionis Pharmaceuticals, Inc.	CCP	55.00	4/16/2021	USD	36	3,600	(10,727)	(180)	10,547
Call - Lumentum Holdings, Inc.	CCP	87.50	4/16/2021	USD	35	3,500	(15,418)	(20,195)	(4,777)
Call - Southwest Airlines Co.	CCP	60.00	4/16/2021	USD	54	5,400	(17,519)	(12,420)	5,099
Call - Callaway Golf Co.	CCP	30.00	5/21/2021	USD	150	15,000	(49,194)	(15,300)	33,894
Call - JOYY, Inc.	CCP	110.00	5/21/2021	USD	29	2,900	(53,880)	(10,585)	43,295
Call - Royal Caribbean Cruises Ltd.	CCP	70.00	5/21/2021	USD	40	4,000	(35,718)	(69,000)	(33,282)
Call - Zillow Group, Inc.	CCP	145.00	5/21/2021	USD	48	4,800	(96,883)	(36,480)	60,403

							$(538,429)	$(227,141)	$311,288

Currency Abbreviations:

USD	United States Dollar.

Other Abbreviations:

CCP	Central Counterparty Clearing House.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$291,690	$18,615,559	$—	$18,907,249
Convertible Obligations	—	197,336,658	—	197,336,658
Foreign Convertible Obligations	—	16,018,726	—	16,018,726
Exchange-Traded Instruments	2,653,656	—	—	2,653,656
Short-Term Investments	13,061,268	—	—	13,061,268

Total Investments in Securities - Assets	$16,006,614	$231,970,943	$—	$247,977,557

Liabilities
Common Stocks (Sold Short)	$(95,024,839)	$—	$—	$(95,024,839)

Total Investments in Securities - Liabilities	(95,024,839)	—	—	(95,024,839)

Total Investments in Securities	$(79,018,225)	$231,970,943	$—	$152,952,718

Financial Derivative Instruments - Liabilities

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

Written Options	$(227,141)	$—	$—	$(227,141)

Total Financial Derivative Instruments - Liabilities	$(227,141)	$—	$—	$(227,141)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 5.45%
Financial - 1.46%
Banks - 1.46%
Wells Fargo Bank, N.A., 5.250%, Due 8/1/2023A	GBP	100,000	$151,319

Industrial - 1.02%
Hand/Machine Tools - 1.02%
Stanley Black & Decker, Inc., 4.000%, Due 3/15/2060, (5-Yr. CMT + 2.657%)B	$	100,000	105,865

Technology - 2.97%
Computers - 0.95%
Fortinet, Inc., 1.000%, Due 3/15/2026		100,000	97,725

Software - 2.02%
Fidelity National Information Services, Inc., 1.700%, Due 6/30/2022	GBP	150,000	209,536

Total Technology			307,261

Total Corporate Obligations (Cost $489,411)			564,445

FOREIGN CORPORATE OBLIGATIONS - 73.11%
Communications - 9.60%
Media - 1.13%
Pearson Funding PLC, 1.875%, Due 5/19/2021A	EUR	100,000	117,538

Telecommunications - 8.47%
America Movil S.A.B. de C.V., 5.000%, Due 10/27/2026	GBP	100,000	164,155
Deutsche Telekom International Finance B.V., 6.500%, Due 4/8/2022A	GBP	90,000	131,568
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022A	GBP	143,000	208,361
Orange S.A., 5.750%, Due 4/1/2023, (5-Yr. GBP Swap + 3.353%)A B	GBP	150,000	223,333
Vodafone Group PLC, 4.875%, Due 10/3/2078, (5-Yr. GBP Swap + 3.267%)A B	GBP	100,000	149,399

			876,816

Total Communications			994,354

Consumer, Cyclical - 4.34%
Auto Parts & Equipment - 1.40%
GKN Holdings Ltd., 5.375%, Due 9/19/2022A	GBP	100,000	144,994

Distribution/Wholesale - 1.40%
Travis Perkins PLC, 3.750%, Due 2/17/2026A	GBP	100,000	145,272

Entertainment - 1.54%
CPUK Finance Ltd., 7.239%, Due 2/28/2024A	GBP	100,000	159,067

Total Consumer, Cyclical			449,333

Consumer, Non-Cyclical - 4.46%
Commercial Services - 1.34%
Experian Finance PLC, 3.500%, Due 10/15/2021A	GBP	100,000	138,977

Food - 1.68%
Tesco PLC, 6.125%, Due 2/24/2022	GBP	120,000	173,646

Health Care - Services - 1.44%
BUPA Finance PLC, 5.000%, Due 4/25/2023A	GBP	100,000	148,718

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 73.11% (continued)
Consumer, Non-Cyclical - 4.46% (continued)
Total Consumer, Non-Cyclical			$461,341

Energy - 1.02%
Oil & Gas - 1.02%
BP Capital Markets PLC, 4.375%, Due 6/22/2025, (5-Yr. CMT + 4.036%)B	$	100,000	105,780

Financial - 43.73%
Banks - 15.72%
Barclays Bank PLC, 10.000%, Due 5/21/2021A	GBP	50,000	69,702
Barclays PLC, 3.750%, Due 11/22/2030, (5-Yr. UK Government Bond + 3.750%)A B	GBP	100,000	147,762
Credit Agricole S.A., 7.375%, Due 12/18/2023	GBP	150,000	241,730
HBOS PLC, 5.374%, Due 6/30/2021	EUR	100,000	118,672
ING Groep N.V., 2.125%, Due 5/26/2031, (5-Yr. Annual EUR Swap + 2.400%)A B	EUR	100,000	124,042
Investec Bank PLC, 9.625%, Due 2/17/2022A	GBP	100,000	147,927
Investec PLC, 4.500%, Due 5/5/2022A	GBP	100,000	143,089
Lloyds Bank PLC, 7.625%, Due 4/22/2025A	GBP	100,000	171,665
Natwest Group PLC, 3.622%, Due 8/14/2030, (5-Yr. UK Government Bond + 3.550%)A B	GBP	100,000	146,779
Virgin Money UK PLC, 7.875%, Due 12/14/2028, (5-Yr. UK Government Bond + 7.128%)A B	GBP	125,000	196,724
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5-Yr. Annual EUR Swap + 2.550%)A B	EUR	100,000	119,386

			1,627,478

Financial Services - 1.36%
Close Brothers Group PLC, 4.250%, Due 1/24/2027, (3-mo. GBP LIBOR + 3.650%)A B	GBP	100,000	141,248

Insurance - 23.74%
Admiral Group PLC, 5.500%, Due 7/25/2024A	GBP	100,000	155,566
Allianz SE, 3.500%, Due 11/17/2025 A C		200,000	203,000
ASR Nederland N.V., 5.125%, Due 9/29/2045, (5-Yr. Annual EUR Swap + 5.200%)A B	EUR	100,000	139,072
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5-Yr. UK Government Bond + 4.580%)A B	GBP	100,000	157,997
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A B	GBP	100,000	150,638
Nationale-Nederlanden Levensverzekering Maatschappij N.V., 9.000%, Due 8/29/2042, (3-mo. EUR EURIBOR + 8.120%)A B	EUR	100,000	131,708
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	140,000	221,867
Phoenix Group Holdings PLC,
4.125%, Due 7/20/2022A	GBP	100,000	143,246
6.625%, Due 12/18/2025A	GBP	150,000	247,410
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A B	GBP	100,000	145,122
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5-Yr. UK Government Bond + 4.321%)A B	GBP	100,000	153,498
Rothesay Life PLC, 8.000%, Due 10/30/2025A	GBP	190,000	327,417
Scottish Widows Ltd., 5.500%, Due 6/16/2023A	GBP	100,000	150,569
Storebrand Livsforsikring A/S, 6.875%, Due 4/4/2043, (6-mo. EUR EURIBOR + 6.194%)A B	EUR	100,000	131,056

			2,458,166

Savings & Loans - 2.91%
Nationwide Building Society, 5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)A B	GBP	200,000	301,466

Total Financial			4,528,358

Industrial - 2.79%
Transportation - 2.79%
Firstgroup PLC, 5.250%, Due 11/29/2022A	GBP	100,000	146,181

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 73.11% (continued)
Industrial - 2.79% (continued)
National Express Group PLC, 4.250%, Due 12/26/2025, (5-Yr. UK Government Bond + 4.135%)A B	GBP	100,000	$142,513

			288,694

Total Industrial			288,694

Utilities - 7.17%
Electric - 5.73%
Cadent Finance PLC, 1.125%, Due 9/22/2021A	GBP	100,000	138,235
Enel SpA, 3.500%, Due 5/24/2080, (5-Yr. Annual EUR Swap + 3.564%)A B	EUR	100,000	127,961
Iberdrola International B.V., 1.874%, Due 1/28/2026, Series NC5, (5-Yr. Annual EUR Swap + 2.321%)A B	EUR	100,000	119,908
SSE PLC, 4.750%, Due 9/16/2077, (5-Yr. Semi-Annual USD Swap + 2.574%)A B	$	200,000	207,250

			593,354

Gas - 1.44%
Centrica PLC, 5.250%, Due 4/10/2075, (5-Yr. GBP Swap + 3.611%)A B	GBP	100,000	149,406

Total Utilities			742,760

Total Foreign Corporate Obligations (Cost $7,160,963)			7,570,620

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.75%
Harben Finance PLC, 1.860%, Due 8/20/2056, 2017-1X D, (3-mo. GBP LIBOR + 1.800%)A B	GBP	232,000	319,450
Ripon Mortgages PLC, 1.560%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)A B	GBP	350,000	481,888
Tower Bridge Funding PLC, 2.684%, Due 12/20/2061, 3 D, (3-mo. GBP LIBOR + 2.600%)A B	GBP	225,000	311,423

Total Collateralized Mortgage Obligations (Cost $1,039,558)			1,112,761

U.S. TREASURY OBLIGATIONS - 2.52% (Cost $261,404)
U.S. Treasury Notes/Bonds, 1.750%, Due 7/31/2021		260,000	261,473

TOTAL INVESTMENTS - 91.83% (Cost $8,951,336)			9,509,299
OTHER ASSETS, NET OF LIABILITIES - 8.17%			846,008

TOTAL NET ASSETS - 100.00%			$10,355,307

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2021.

C	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	46,916	USD	47,576	4/14/2021	SSB	$—	$(660)	$(660)
USD	7,974,286	GBP	7,915,187	4/14/2021	SSB	59,099	—	59,099
USD	1,424,065	EUR	1,401,133	4/14/2021	SSB	22,932	—	22,932

						$82,031	$(660)	$81,371

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

TwentyFour Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$564,445	$—	$564,445
Foreign Corporate Obligations	—	7,570,620	—	7,570,620
Collateralized Mortgage Obligations	—	1,112,761	—	1,112,761
U.S. Treasury Obligations	—	261,473	—	261,473

Total Investments in Securities - Assets	$—	$9,509,299	$—	$9,509,299

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$82,031	$—	$82,031

Total Financial Derivative Instruments - Assets	$—	$82,031	$—	$82,031

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(660)	$—	$(660)

Total Financial Derivative Instruments - Liabilities	$—	$(660)	$—	$(660)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 8.37%
Basic Materials - 0.46%
Chemicals - 0.46%
Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, Due 12/15/2025A	$	965,000	$968,619

Communications - 1.19%
Media - 0.64%
LCPR Senior Secured Financing DAC, 5.125%, Due 7/15/2029A		800,000	814,096
Nexstar Broadcasting, Inc.,
5.625%, Due 7/15/2027A		262,000	275,424
4.750%, Due 11/1/2028A		250,000	252,634

			1,342,154

Telecommunications - 0.55%
AT&T, Inc., 2.875%, Due 3/2/2025, Series B, (5-Yr. EUR Swap +3.140%)B	EUR	1,000,000	1,169,510

Total Communications			2,511,664

Consumer, Cyclical - 1.55%
Airlines - 0.53%
American Airlines Inc/AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A		1,080,000	1,125,900

Auto Parts & Equipment - 0.66%
American Axle & Manufacturing, Inc., 6.875%, Due 7/1/2028		961,000	1,007,493
Clarios Global LP / Clarios US Finance Co., 8.500%, Due 5/15/2027A		370,000	398,402

			1,405,895

Home Builders - 0.36%
Shea Homes LP / Shea Homes Funding Corp., 4.750%, Due 2/15/2028A		738,000	751,291

Total Consumer, Cyclical			3,283,086

Consumer, Non-Cyclical - 0.53%
Commercial Services - 0.17%
Korn Ferry, 4.625%, Due 12/15/2027A		347,000	353,506

Cosemetics/Personal Care - 0.11%
Edgewell Personal Care Co., 5.500%, Due 6/1/2028A		229,000	241,824

Food - 0.20%
B&G Foods, Inc., 5.250%, Due 9/15/2027		244,000	253,911
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 4.625%, Due 3/1/2029A		167,000	168,465

			422,376

Pharmaceuticals - 0.05%
Bausch Health Cos., Inc., 5.000%, Due 1/30/2028A		100,000	101,920

Total Consumer, Non-Cyclical			1,119,626

Energy - 0.58%
Pipelines - 0.58%
EnLink Midstream LLC,
5.625%, Due 1/15/2028A		424,000	409,999
5.375%, Due 6/1/2029		880,000	822,800

			1,232,799

Total Energy			1,232,799

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 8.37% (continued)
Financial - 1.88%
Diversified Financial Services - 1.06%
Burford Capital Global Finance LLC, 6.250%, Due 4/15/2028A	$	580,000	$594,500
Encore Capital Group, Inc.,
4.875%, Due 10/15/2025A	EUR	600,000	741,299
5.375%, Due 2/15/2026A	GBP	300,000	430,929
4.250%, Due 1/15/2028, (3-mo. EUR EURIBOR + 4.250%)A B	EUR	400,000	478,722

			2,245,450

Insurance - 0.65%
Liberty Mutual Group, Inc., 3.625%, Due 5/23/2059, (5-Yr. Annual EUR Swap + 3.700%)B C	EUR	430,000	513,928
SBL Holdings, Inc., 5.000%, Due 2/18/2031A		850,000	857,502

			1,371,430

REITS - 0.17%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.750%, Due 5/15/2026A		340,000	349,775

Total Financial			3,966,655

Industrial - 2.04%
Aerospace/Defense - 0.61%
TransDigm, Inc.,
5.500%, Due 11/15/2027		200,000	206,750
4.625%, Due 1/15/2029A		1,090,000	1,073,421

			1,280,171

Building Materials - 1.24%
Builders FirstSource, Inc.,
6.750%, Due 6/1/2027A		297,000	318,533
5.000%, Due 3/1/2030A		157,000	164,622
Standard Industries, Inc., 4.375%, Due 7/15/2030A		503,000	507,527
US Concrete, Inc., 5.125%, Due 3/1/2029A		1,582,000	1,629,460

			2,620,142

Miscellaneous Manufacturing - 0.19%
Amsted Industries, Inc., 4.625%, Due 5/15/2030A		393,000	397,912

Total Industrial			4,298,225

Utilities - 0.14%
Water - 0.14%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		290,000	296,525

Total Corporate Obligations (Cost $17,587,498)			17,677,199

FOREIGN CONVERTIBLE OBLIGATIONS - 0.12% (Cost $234,470)
Financial - 0.12%
Insurance - 0.12%
BNP Paribas Fortis S.A., Series CASH, 1.457%, Due 12/31/2049B C		250,000	253,596

FOREIGN CORPORATE OBLIGATIONS 60.35%
Basic Materials - 1.42%
Chemicals - 1.42%
INEOS Quattro Finance PLC, 3.750%, Due 7/15/2026A	EUR	800,000	953,257
Lenzing AG, 5.750%, Due 9/7/2025, (5-Yr. Annual EUR Swap + 11.208%)B C	EUR	600,000	730,456
UPL Corp. Ltd.,
5.250%, Due 2/27/2025, (5-Yr. CMT + 3.865%)B C		1,130,000	1,115,875

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.35% (continued)
Basic Materials - 1.42% (continued)
Chemicals - 1.42% (continued)
UPL Corp. Ltd. (continued)
4.625%, Due 6/16/2030C	$	200,000	$206,604

			3,006,192

Total Basic Materials			3,006,192

Communications - 4.97%
Media - 0.96%
RCS & RDS S.A., 3.250%, Due 2/5/2028A	EUR	600,000	704,027
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029C	GBP	475,000	699,036
4.250%, Due 1/15/2030C	GBP	460,000	634,155

			2,037,218

Telecommunications - 4.01%
Altice France Holding S.A., 8.000%, Due 5/15/2027C	EUR	810,000	1,030,628
Altice France S.A., 5.500%, Due 1/15/2028A		200,000	205,250
Kenbourne Invest S.A.,
6.875%, Due 11/26/2024A		200,000	212,750
4.700%, Due 1/22/2028A		1,000,000	1,028,000
Network i2i Ltd., 3.975%, Due 3/3/2026, (5-Yr. CMT + 3.390%)A B		1,000,000	1,002,500
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		291,000	306,641
SoftBank Group Corp., 6.000%, Due 7/19/2023, (5-Yr. USD ICE Swap + 4.226%)B C		1,010,000	1,012,525
TalkTalk Telecom Group PLC, 3.875%, Due 2/20/2025C	GBP	676,000	909,837
Telefonica Europe B.V., 2.875%, Due 6/24/2027, (8-Yr. Annual EUR Swap + 3.071%)B C	EUR	400,000	477,804
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A		716,000	717,232
Vmed O2 UK Financing PLC, 4.250%, Due 1/31/2031A		384,000	373,286
Vodafone Group PLC,
4.875%, Due 10/3/2078, (5-Yr. GBP Swap + 3.267%)B C	GBP	225,000	336,147
7.000%, Due 4/4/2079, (5-Yr. Semi-Annual USD Swap + 4.873%)B		510,000	614,397
3.000%, Due 8/27/2080, Series NC10, (5-Yr. Annual EUR Swap + 3.227%)B C	EUR	200,000	241,937

			8,468,934

Total Communications			10,506,152

Consumer, Cyclical - 3.99%
Auto Manufacturers - 0.90%
Volkswagen International Finance N.V.,
4.625%, Due 3/24/2026, (12-Yr. Annual EUR Swap + 2.967%)B C	EUR	250,000	330,238
3.875%, Due 6/14/2027, (10-Yr. Annual EUR Swap + 3.370%)B C	EUR	100,000	127,971
4.625%, Due 6/27/2028, (10-Yr. Annual EUR Swap + 3.982%)B C	EUR	600,000	803,020
3.875%, Due 6/17/2029, Series, (9-Yr. Annual EUR Swap + 3.958%)B C	EUR	500,000	640,406

			1,901,635

Entertainment - 0.48%
ASR Media and Sponsorship SpA, 5.125%, Due 8/1/2024C	EUR	405,825	461,189
Inter Media and Communication SpA, 4.875%, Due 12/31/2022C	EUR	483,540	552,860

			1,014,049

Home Builders - 1.11%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, Due 9/15/2027A		793,000	827,694
Empire Communities Corp., 7.000%, Due 12/15/2025A		591,000	622,766

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.35% (continued)
Consumer, Cyclical - 3.99% (continued)
Home Builders - 1.11% (continued)
Via Celere Desarrollos Inmobiliarios S.A., 5.250%, Due 4/1/2026A	EUR	740,000	$886,022

			2,336,482

Leisure Time - 0.30%
Pinnacle Bidco PLC,
5.500%, Due 2/15/2025C	EUR	300,000	356,179
6.375%, Due 2/15/2025C	GBP	200,000	278,592

			634,771

Lodging - 0.68%
Fortune Star BVI Ltd.,
5.950%, Due 1/29/2023C	$	200,000	204,488
4.350%, Due 5/6/2023C	EUR	100,000	117,641
5.950%, Due 10/19/2025C		1,070,000	1,118,977

			1,441,106

Retail - 0.52%
B.C. ULC / New Red Finance, Inc.,
4.375%, Due 1/15/2028A		284,000	285,341
4.000%, Due 10/15/2030A		135,000	130,275
Stonegate Pub Co. Financing PLC,
8.000%, Due 7/13/2025C	GBP	130,000	186,709
8.250%, Due 7/31/2025C	GBP	200,000	290,884
Vivo Energy Investments B.V., 5.125%, Due 9/24/2027A		200,000	213,790

			1,106,999

Total Consumer, Cyclical			8,435,042

Consumer, Non-Cyclical - 2.15%
Agriculture - 0.81%
Kernel Holding S.A.,
6.500%, Due 10/17/2024C		630,000	667,800
6.750%, Due 10/27/2027A		200,000	213,200
MHP Lux S.A., 6.250%, Due 9/19/2029C		500,000	496,193
MHP SE, 7.750%, Due 5/10/2024C		300,000	321,201

			1,698,394

Commercial Services - 0.49%
La Financiere Atalian SASU,
4.000%, Due 5/15/2024C	EUR	400,000	444,550
5.125%, Due 5/15/2025C	EUR	200,000	227,339
Verisure Midholding AB, 5.250%, Due 2/15/2029A	EUR	300,000	363,420

			1,035,309

Food - 0.46%
Bellis Acquisition Co. PLC, 3.250%, Due 2/16/2026A	GBP	350,000	484,343
Bellis Finco PLC, 4.000%, Due 2/16/2027A	GBP	350,000	483,716

			968,059

Pharmaceuticals - 0.39%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A		800,000	831,016

Total Consumer, Non-Cyclical			4,532,778

Energy - 3.07%
Energy - Alternate Sources - 0.18%
Empresa Electrica Cochrane SpA, 5.500%, Due 5/14/2027A		361,120	377,339

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.35% (continued)
Energy - 3.07% (continued)
Oil & Gas - 2.74%
BP Capital Markets PLC,
4.375%, Due 6/22/2025, (5-Yr. CMT + 4.036%)B	$	145,000	$153,381
3.250%, Due 3/22/2026, (5-Yr. Annual EUR Swap + 3.880%)B C	EUR	100,000	125,625
4.250%, Due 3/22/2027, (5-Yr. UK Government Bond + 4.170%)B C	GBP	225,000	328,796
3.625%, Due 3/22/2029, (5-Yr. Annual EUR Swap + 4.120%)B C	EUR	985,000	1,251,933
Guara Norte SARL, 5.198%, Due 6/15/2034A		600,000	588,480
Petroleos Mexicanos,
5.125%, Due 3/15/2023C	EUR	200,000	245,946
6.500%, Due 3/13/2027		200,000	209,000
6.840%, Due 1/23/2030		460,000	466,854
6.625%, Due 6/15/2035		622,000	590,900
6.625%, Due 6/15/2038		200,000	181,598
Trafigura Funding S.A., 5.875%, Due 9/23/2025C		1,000,000	1,045,800
Trafigura Group Pte Ltd., 6.875%, Due 12/22/2021, (5-Yr. Semi-Annual USD Swap + 6.647%)B C		610,000	611,885

			5,800,198

Pipelines - 0.15%
Rubis Terminal Infra SAS, 5.625%, Due 5/15/2025C	EUR	250,000	308,582

Total Energy			6,486,119

Financial - 43.04%
Banks - 21.88%
Abanca Corp. Bancaria S.A., 6.000%, Due 1/20/2026, (5-Yr. Annual EUR Swap + 6.570%)B C	EUR	400,000	477,289
AIB Group PLC, 6.250%, Due 6/23/2025, (5-Yr. Annual EUR Swap + 6.629%)B C	EUR	1,000,000	1,314,934
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)B C	GBP	550,000	787,611
Banco Bilbao Vizcaya Argentaria S.A., 5.875%, Due 9/24/2023, Series, (5-Yr. Annual EUR Swap + 5.660%)B C	EUR	1,000,000	1,248,163
Banco de Sabadell S.A.,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C	EUR	600,000	711,427
6.125%, Due 11/23/2022, (5-Yr. Annual EUR Swap + 6.051%)B C	EUR	600,000	710,670
2.000%, Due 1/17/2030, (5-Yr. Annual EUR Swap + 2.200%)B C	EUR	400,000	456,180
Banco Mercantil del Norte S.A.,
6.875%, Due 7/6/2022, (5-Yr. CMT + 5.035%)B C		200,000	204,250
7.625%, Due 1/10/2028, (10-Yr. CMT + 5.353%)B C		500,000	547,005
7.500%, Due 6/27/2029, (10-Yr. CMT + 5.470%)B C		200,000	218,840
8.375%, Due 10/14/2030, (10-Yr. CMT + 7.760%)B C		300,000	349,785
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)B C	EUR	600,000	741,053
Bank Leumi Le-Israel BM, 3.275%, Due 1/29/2031, (5-Yr. CMT + 1.631%)A B C		400,000	408,000
Bank of Ireland Group PLC, 7.500%, Due 5/19/2025, (5-Yr. Annual EUR Swap + 7.924%)B C	EUR	1,400,000	1,908,569
Barclays PLC,
7.125%, Due 6/15/2025, (5-Yr. UK Government Bond + 6.579%)B	GBP	1,199,000	1,859,591
6.375%, Due 12/15/2025, (5-Yr. UK Government Bond + 6.016%)B C	GBP	1,240,000	1,873,999
BAWAG Group AG,
5.000%, Due 5/14/2025, (5-Yr. Annual EUR Swap + 4.415%)B C	EUR	400,000	490,189
5.125%, Due 10/1/2025, (5-Yr. Annual EUR Swap + 5.546%)B C	EUR	1,000,000	1,228,403
BBVA Bancomer S.A.,
5.125%, Due 1/18/2033, (5-Yr. CMT + 2.650%)B C		200,000	205,752
5.875%, Due 9/13/2034, (5-Yr. CMT + 4.308%)B C		600,000	653,346
BNP Paribas S.A., 6.625%, Due 3/25/2024, (5-Yr. USD ICE Swap + 4.149%)B C		700,000	764,085
CaixaBank S.A.,
6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)B C	EUR	400,000	518,990
5.875%, Due 10/9/2027, Series ., (5-Yr. Annual EUR Swap + 6.346%)B C	EUR	400,000	528,875
Credit Agricole S.A., 7.500%, Due 6/23/2026, Series, (5-Yr. GBP Swap + 4.535%)B C	GBP	800,000	1,300,206
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C		1,200,000	1,268,832

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.35% (continued)
Financial - 43.04% (continued)
Banks - 21.88% (continued)
Credit Suisse Group AG (continued)
7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C	$	200,000	$216,466
7.250%, Due 9/12/2025, (5-Yr. USD ICE Swap + 4.332%)B C		220,000	238,656
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, (5-Yr. EUR Swap +5.383%)B C	EUR	600,000	721,211
4.600%, Due 2/22/2027C	EUR	400,000	487,960
2.875%, Due 6/28/2027, (5-Yr. Annual EUR Swap + 2.750%)B C	EUR	600,000	710,656
Emirates NBD Bank PJSC,
6.125%, Due 3/20/2025, (6-Yr. Semi-Annual USD Swap + 3.656%)B C		200,000	213,464
6.125%, Due 4/9/2026, Series, (6-Yr. Semi-Annual USD Swap + 5.702%)B C		1,000,000	1,085,940
HSBC Holdings PLC,
5.250%, Due 9/16/2022, (5-Yr. Annual EUR Swap + 4.383%)B C	EUR	500,000	613,885
5.875%, Due 9/28/2026, (5-Yr. GBP Swap + 4.276%)B	GBP	1,319,000	2,007,028
Intesa Sanpaolo SpA,
6.250%, Due 5/16/2024, (5-Yr. Annual EUR Swap + 5.856%)B C	EUR	730,000	926,697
7.750%, Due 1/11/2027, (5-Yr. Annual EUR Swap + 7.192%)B C	EUR	850,000	1,219,878
5.148%, Due 6/10/2030C	GBP	970,000	1,491,634
Investec Bank PLC, 4.250%, Due 7/24/2028, (5-Yr. GBP Swap + 3.300%)B C	GBP	450,000	651,351
Investec PLC, 6.750%, Due 12/5/2024, (5-Yr. GBP Swap + 5.749%)B C	GBP	500,000	699,639
Natwest Group PLC,
5.125%, Due 5/12/2027, (5-Yr. UK Government Bond + 4.985%)B	GBP	850,000	1,230,400
2.574%, Due 9/30/2027, Series U, (3-mo. USD LIBOR + 2.320%)B		800,000	779,504
NBK Tier Financing Ltd., 4.500%, Due 8/27/2025, (6-Yr. Semi-Annual USD Swap + 2.832%)B C		1,400,000	1,453,788
Nordea Bank Abp, 6.625%, Due 3/26/2026, (5-Yr. CMT + 4.110%)B C		260,000	297,050
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (6-Yr. UK Government Bond + 6.851%)B C	GBP	250,000	327,417
Shawbrook Group PLC,
7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C	GBP	200,000	238,498
9.000%, Due 10/10/2030, (5-Yr. UK Government Bond + 9.037%)B C	GBP	500,000	695,331
Skandinaviska Enskilda Banken AB, 5.625%, Due 5/13/2022, Series, (5-Yr. Semi-Annual USD Swap + 3.493%)B C		800,000	824,000
Societe Generale S.A.,
7.375%, Due 9/13/2021, (5-Yr. Semi-Annual USD Swap + 6.238%)B C		710,000	725,265
5.375%, Due 11/18/2030, (5-Yr. CMT + 4.514%)A B		530,000	545,237
Standard Chartered PLC, 7.750%, Due 4/2/2023, (5-Yr. Semi-Annual USD Swap + 5.723%)B C		476,000	515,865
Stichting AK Rabobank Certificaten, 2.188%, Due 12/31/2049C D	EUR	959,550	1,457,172
UBS Group AG,
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)B C		400,000	439,356
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A B		700,000	768,873
5.125%, Due 7/29/2026, (5-Yr. CMT + 4.855%)B C		200,000	211,851
UniCredit SpA, 8.000%, Due 6/3/2024, (5-Yr. Semi-Annual USD Swap + 5.180%)B C		800,000	892,000
Virgin Money UK PLC,
8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)B C	GBP	700,000	999,357
9.250%, Due 6/8/2024, (5-Yr. UK Government Bond + 8.307%)B C	GBP	600,000	936,758
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5-Yr. Annual EUR Swap + 2.550%)B C	EUR	700,000	835,699

			46,233,930

Diversified Financial Services - 2.96%
Arrow Global Finance PLC, 5.125%, Due 9/15/2024C	GBP	350,000	486,591
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)A	GBP	610,088	869,066
Burford Capital PLC,
6.125%, Due 10/26/2024C	GBP	310,000	431,362
5.000%, Due 12/1/2026, Series 0025	GBP	300,000	405,922
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023C	GBP	110,701	155,705

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.35% (continued)
Financial - 43.04% (continued)
Diversified Financial Services - 2.96% (continued)
doValue SpA,
5.000%, Due 8/4/2025A	EUR	280,000	$346,734
5.000%, Due 8/4/2025C	EUR	100,000	123,833
Garfunkelux Holdco S.A.,
6.750%, Due 11/1/2025A	EUR	140,000	169,676
6.250%, Due 5/1/2026, (3-mo. EUR EURIBOR + 6.250%)A B	EUR	160,000	189,538
Jerrold Finco PLC,
4.875%, Due 1/15/2026A	GBP	250,000	349,875
5.250%, Due 1/15/2027A	GBP	520,000	725,832
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)B C	GBP	400,000	562,468
Unifin Financiera S.A.B. de C.V.,
8.375%, Due 1/27/2028A	$	200,000	194,200
9.875%, Due 1/28/2029A		1,200,000	1,234,344

			6,245,146

Insurance - 11.09%
Achmea B.V., 4.625%, Due 3/24/2029, (5-Yr. EUR Swap +4.780%)B C	EUR	800,000	1,003,174
Aegon N.V., 5.625%, Due 4/15/2029, (5-Yr. Annual EUR Swap + 5.207%)B C	EUR	400,000	557,464
Allianz SE, 3.500%, Due 11/17/2025, (5-Yr. CMT + 2.973%)A B		600,000	609,000
ASR Nederland N.V., 4.625%, Due 10/19/2027, (5-Yr. Annual EUR Swap + 3.789%)B C	EUR	750,000	962,737
Assicurazioni Generali SpA,
6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)B C	GBP	200,000	285,715
4.596%, Due 11/21/2025, (3-mo. EUR EURIBOR + 4.500%)B C	EUR	200,000	262,685
Athora Netherlands N.V., 7.000%, Due 6/19/2025, (5-Yr. Annual EUR Swap + 6.463%)B C	EUR	900,000	1,197,491
CNP Assurances, 4.750%, Due 6/27/2028, Series, (5-Yr. Annual EUR Swap + 3.914%)B C	EUR	1,000,000	1,343,075
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C	GBP	1,160,000	1,568,951
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C	GBP	410,000	598,178
Intesa Sanpaolo Vita SpA, 4.750%, Due 12/17/2024, (6-mo. EUR EURIBOR + 4.817%)B C	EUR	200,000	258,580
La Mondiale SAM, 4.375%, Due 4/24/2029, (5-Yr. Annual EUR Swap + 4.411%)B C	EUR	1,600,000	2,040,836
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5-Yr. UK Government Bond + 5.378%)B C	GBP	1,000,000	1,502,384
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)B	GBP	1,460,000	2,395,178
Phoenix Group Holdings PLC,
5.375%, Due 7/6/2027C		200,000	221,950
5.750%, Due 4/26/2028, (5-Yr. UK Government Bond + 4.169%) B C	GBP	1,700,000	2,463,729
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5-Yr. CMT + 3.047%)B C		1,000,000	1,042,385
Rl Finance Bonds PLC, 6.125%, Due 11/13/2028C	GBP	270,000	453,485
Rothesay Life PLC,
8.000%, Due 10/30/2025C	GBP	400,000	689,300
6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C	GBP	1,000,000	1,567,839
UnipolSai Assicurazioni SpA,
5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C	EUR	550,000	699,809
6.375%, Due 4/27/2030, (5-Yr. Annual EUR Swap + 6.744%)B C	EUR	1,040,000	1,331,802
UNIQA Insurance Group AG, 3.250%, Due 10/9/2035, (3-mo. EUR EURIBOR + 3.700%)B C	EUR	300,000	371,637

			23,427,384

Real Estate - 2.75%
China Evergrande Group,
9.500%, Due 4/11/2022C		200,000	191,600
8.750%, Due 6/28/2025C		1,000,000	792,341
Country Garden Holdings Co., Ltd.,
5.125%, Due 1/14/2027C		300,000	319,454
5.625%, Due 1/14/2030C		400,000	433,142
4.800%, Due 8/6/2030C		200,000	209,475
CPI Property Group S.A., 4.875%, Due 7/16/2025, (5-Yr. Annual EUR Swap + 4.944%)B C	EUR	350,000	430,967

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.35% (continued)
Financial - 43.04% (continued)
Real Estate - 2.75% (continued)
Dar Al-Arkan Sukuk Co., Ltd.,
6.875%, Due 3/21/2023C	$	400,000	$414,300
6.750%, Due 2/15/2025C		200,000	203,272
6.875%, Due 2/26/2027C		200,000	199,332
Heimstaden Bostad AB, 3.375%, Due 1/15/2026, (5-Yr. Annual EUR Swap + 3.914%)B C	EUR	750,000	907,248
Logan Group Co. Ltd.,
5.250%, Due 10/19/2025C		300,000	310,813
4.850%, Due 12/14/2026C		780,000	787,849
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5-Yr. Semi-Annual USD Swap + 3.476%)B C		400,000	405,002
6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C		200,000	212,234

			5,817,029

Savings & Loans - 4.36%
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C	GBP	1,925,000	2,958,991
Nationwide Building Society,
5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)B C	GBP	1,350,000	2,034,895
5.750%, Due 6/20/2027, (5-Yr. UK Government Bond + 5.625%)B C	GBP	800,000	1,216,752
10.250%, Due 12/31/2049, Series CCDSC D	GBP	1,186,700	3,000,787

			9,211,425

Total Financial			90,934,914

Industrial - 1.26%
Engineering & Construction - 0.07%
Rutas 2 and 7 Finance Ltd., 0.000%, Due 9/30/2036A E		200,000	141,000

Machinery - Diversified - 0.44%
Sofima Holding SpA, 3.750%, Due 1/15/2028A	EUR	325,000	383,510
Vertical Holdco GmbH, 6.625%, Due 7/15/2028C	EUR	430,000	539,655
			923,165
Packaging & Containers - 0.31%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, Due 9/15/2028A		185,000	191,012
Kleopatra Finco SARL, 4.250%, Due 3/1/2026A	EUR	400,000	468,387

			659,399

Transportation - 0.44%
National Express Group PLC, 4.250%, Due 12/26/2025, (5-Yr. UK Government Bond + 4.135%)B C	GBP	655,000	933,458

Total Industrial			2,657,022

Utilities - 0.45%
Electric - 0.45%
ContourGlobal Power Holdings S.A.,
3.125%, Due 1/1/2028C	EUR	600,000	707,648
3.125%, Due 1/1/2028A	EUR	200,000	235,882

			943,530

Total Utilities			943,530

Total Foreign Corporate Obligations (Cost $121,292,251)			127,501,749

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 4.81%
Italy Buoni Poliennali Del Tesoro,
1.650%, Due 12/1/2030A C	EUR	3,900,000	$5,011,674
0.900%, Due 4/1/2031C	EUR	4,300,000	5,158,590

Total Foreign Sovereign Obligations (Cost $10,307,758)			10,170,264

ASSET-BACKED OBLIGATIONS - 9.21%
Ares European CLO B.DAC, 5.260%, Due 10/15/2030, (3-mo. EUR EURIBOR + 5.260%)B C	EUR	1,250,000	1,428,825
Armada Euro CLO DAC, 9.100%, Due 7/15/2033, 4X F, (3-mo. EUR EURIBOR + 9.100%)B C	EUR	700,000	815,007
Aurium CLO DAC, 3.100%, Due 4/16/2030, 3X D, (3-mo. EUR EURIBOR + 3.100%)B C	EUR	500,000	586,941
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C	EUR	500,000	553,558
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A B	EUR	500,000	542,988
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A B	EUR	500,000	537,579
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C	EUR	1,000,000	1,135,894
Dryden 62 Euro CLO B.V., 4.850%, Due 7/15/2031, 2017-62X E, 3-mo. EUR EURIBOR +4.850%)B C	EUR	1,000,000	1,109,344
Dryden Leveraged Loan CDO, 1.000%, Due 4/15/2034A	EUR	1,400,000	1,608,944
E-Carat S.A., 1.795%, Due 12/20/2028, 10FR E, (1-mo. EUR EURIBOR + 2.350%)B C	EUR	916,905	1,068,575
Halcyon Loan Advisors European Funding, 5.130%, Due 10/18/2031, (3-mo. EUR EURIBOR + 5.1300%)B	EUR	1,190,000	1,257,586
Harvest CLO DAC, 3.950%, Due 5/11/2032, 17X DR, (3-mo. EUR EURIBOR + 3.950%)B C	EUR	500,000	588,455
Jubilee CLO B.V., 6.000%, Due 4/15/2031, 2013-X ER, (3-mo. EUR EURIBOR + 6.000%)B C	EUR	500,000	569,325
Madison Park Euro Funding DAC, 3.100%, Due 7/15/2030, (3-mo. EUR EURIBOR + 3.100%)B C	EUR	2,120,000	2,455,169
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	219,709
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3-mo. EUR EURIBOR + 4.8200%)B C	EUR	1,000,000	1,134,162
Providus CLO DAC, 5.250%, Due 7/15/2031, 2X E, (3-mo. EUR EURIBOR + 1.200%)B C	EUR	545,000	639,088
Tikehau CLO B.V., 6.250%, Due 12/7/2029, 2X E, (3-mo. EUR EURIBOR + 6.250%)B C	EUR	500,000	579,191
Voya Euro CLO DAC,
6.410%, Due 10/15/2030, 1X F, (3-mo. EUR EURIBOR + 6.410%)B C	EUR	1,100,000	1,174,216
7.900%, Due 4/15/2033, 3X F, (3-mo. EUR EURIBOR + 7.900%)B C	EUR	1,300,000	1,462,799

Total Asset-Backed Obligations (Cost $18,536,618)			19,467,355

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.33% (Cost $607,935)
Towd Point Mortgage Funding - Granite PLC, 1.783%, Due 10/20/2051, 2019-GR4X C, (3-mo. GBP LIBOR + 1.750%)B C	GBP	500,000	689,924

U.S. TREASURY OBLIGATIONS - 9.96%
U.S. Treasury Notes/Bonds,
0.375%, Due 3/31/2022	$	190,000	190,549
0.125%, Due 4/30/2022		7,695,000	7,697,705
0.125%, Due 11/30/2022		12,040,000	12,036,707
0.125%, Due 3/31/2023		1,120,000	1,119,213

Total U.S. Treasury Obligations (Cost $21,039,499)			21,044,174

		Shares
SHORT-TERM INVESTMENTS - 4.07% (Cost $8,590,026)
Investment Companies - 4.07%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G		8,590,026	8,590,026

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 97.22% (Cost $198,196,055)	$205,394,287
OTHER ASSETS, NET OF LIABILITIES - 2.78%	5,882,074

TOTAL NET ASSETS - 100.00%	$211,276,361

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $41,044,503 or 19.43% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2021.

C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Zero coupon bond.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

ULC - Unlimited Liability Company.

Forward Foreign Currency Contracts Open on March 31, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	720,785	USD	716,923	4/7/2021	SSB	$3,862	$—	$3,862
EUR	1,009,639	USD	1,025,647	4/7/2021	SSB	—	(16,008)	(16,008)
USD	69,419,953	EUR	68,261,579	4/7/2021	SSB	1,158,374	—	1,158,374
USD	49,195,211	GBP	49,045,782	4/7/2021	SSB	149,429	—	149,429
USD	5,255,738	EUR	5,178,492	4/7/2021	SSB	77,246	—	77,246
USD	1,231,855	EUR	1,227,783	4/7/2021	SSB	4,072	—	4,072
USD	1,062,439	EUR	1,057,118	4/7/2021	SSB	5,321	—	5,321
USD	929,797	EUR	930,179	4/7/2021	SSB	—	(382)	(382)
USD	779,374	EUR	766,189	4/7/2021	SSB	13,185	—	13,185
USD	735,529	EUR	724,046	4/7/2021	SSB	11,483	—	11,483
USD	704,691	GBP	699,447	4/7/2021	SSB	5,244	—	5,244
USD	592,766	EUR	586,362	4/7/2021	SSB	6,404	—	6,404
USD	536,644	EUR	527,547	4/7/2021	SSB	9,097	—	9,097

						$1,443,717	$(16,390)	$1,427,327

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$17,677,199	$—	$17,677,199
Foreign Convertible Obligations	—	253,596	—	253,596
Foreign Corporate Obligations	—	127,501,749	—	127,501,749
Foreign Sovereign Obligations	—	10,170,264	—	10,170,264
Asset-Backed Obligations	—	19,467,355	—	19,467,355
Collateralized Mortgage Obligations	—	689,924	—	689,924
U.S. Treasury Obligations	—	21,044,174	—	21,044,174
Short-Term Investments	8,590,026	—	—	8,590,026

Total Investments in Securities - Assets	$8,590,026	$196,804,261	$—	$205,394,287

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,443,717	$—	$1,443,717

Total Financial Derivative Instruments - Assets	$—	$1,443,717	$—	$1,443,717

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(16,390)	$—	$(16,390)

Total Financial Derivative Instruments - Liabilities	$—	$(16,390)	$—	$(16,390)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of March 31, 2021, the Trust consists of twenty-eight active series, six of which are presented in this filing: American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, and American Beacon TwentyFour Short Term Bond Fund are “non-diversified” as defined by the Investment Company Act. American Beacon TwentyFour Strategic Income Fund and American Beacon SSI Alternative Income Fund are “diversified” as defined by the Investment Company Act. The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2021 (Unaudited)

other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2021 (Unaudited)

the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2021 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2021 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$77,997,479	$36,027,875	$40,386,460	$76,414,335
Shapiro Equity Opportunities	2,750,927	–	2,795,488	2,795,488
Shapiro SMID Cap Equity	1,768,302	968,074	824,362	1,792,436

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$912,662,683	$319,273,667	$(35,157,756)	$284,115,911
Shapiro Equity Opportunities	143,745,024	37,177,414	(29,560)	37,147,854
Shapiro SMID Cap Equity	21,502,398	1,788,938	(252,648)	1,536,290
SSI Alternative Income	218,371,579	32,098,498	(2,492,520)	29,605,978
TwentyFour Short Term Bond	8,951,336	594,363	(36,400)	557,963
TwentyFour Strategic Income	198,196,055	8,742,974	(1,544,742)	7,198,232

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

March 31, 2021 (Unaudited)

As of June 30, 2020 the SSI Alternative Income Fund had $1,405,836 in long-term capital loss carryforwards, the TwentyFour Short Term Bond Fund had $17,697 in short-term capital loss carryforwards, and the TwentyFour Strategic Income Fund had $6,161,472 in short-term capital loss carryforwards and $10,172,759 in long-term capital loss carryforwards.

As of June 30, 2020, the ARK Transformational Innovation Fund, Shapiro Equity Opportunities Fund, and Shapiro SMID Cap Equity Fund did not have any capital loss carryforwards.